Intangible Asset (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Asset [Abstract]
Schedule of Intangible Asset
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2024

Cost
As at July 1	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	-	-
As at June 30	31,864,594	108,183,437	29,884,537	169,932,568
Accumulated Amortisation
As at July 1	(6,638,457)	(46,663,255)	-	(53,301,712)
Charge for the year	(3,186,459)	(24,685,179)	-	(27,871,638)
As at June 30	(9,824,916)	(71,348,434)	-	(81,173,350)
Net carrying amount
As at June 30, 2024	22,039,678	36,835,003	29,884,537	88,759,218
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2023

Cost
As at July 1	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	47,799	47,799
Disposal	-	-	(47,799)	(47,799)
As at June 30	31,864,594	108,183,437	29,884,537	169,932,568
Accumulated Amortisation
As at July 1	(3,451,997)	(27,426,567)	-	(30,878,564)
Charge for the year	(3,186,460)	(19,236,688)	-	(22,423,148)
As at June 30	(6,638,457)	(46,663,255)	-	(53,301,712)
Net carrying amount
As at June 30, 2023	25,226,137	61,520,182	29,884,537	116,630,856

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2022

Cost
As at July 1	31,864,594	30,183,437	22,150,110	84,198,141
Additions	-	78,000,000	7,734,427	85,734,427
As at June 30	31,864,594	108,183,437	29,884,537	169,932,568
Accumulated Amortisation
As at July 1	(265,539)	(15,189,879)	-	(15,455,418)
Charge for the year	(3,186,458)	(12,236,688)	-	(15,423,146)
As at June 30	(3,451,997)	(27,426,567)	-	(30,878,564)
Net carrying amount
As at June 30, 2022	28,412,597	80,756,870	29,884,537	139,054,004